Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Book value of senior notes	$ 4,700
Estimated fair value of notes payable	4,700
Accounts receivable net	$ 7,593	$ 7,376
Percentage of credit sales less than 5%	5.00%	5.00%
Supplier Finance Program [Member]
Disclosure Of Financial Instruments [Line Items]
Supplier financing programme obligation current	$ 116	$ 86
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Current	Accounts Payable, Current
Minimum [Member] | Supplier Finance Program [Member]
Disclosure Of Financial Instruments [Line Items]
Supplier financing programme payment timing period	6 months
Maximum [Member] | Supplier Finance Program [Member]
Disclosure Of Financial Instruments [Line Items]
Supplier financing programme payment timing period	18 months
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Six Largest Company [Member]
Disclosure Of Financial Instruments [Line Items]
Concentration risk, percentage	76.00%	73.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Newer Electric Vehicle Focused Customers [Member]
Disclosure Of Financial Instruments [Line Items]
Accounts receivable net	$ 200	$ 300
Foreign Exchange Forward [Member]
Disclosure Of Financial Instruments [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive loss	99
Foreign exchange forward contracts, loss recognized in other comprehensive loss	$ 24